Quarterly Holdings Report
for
Fidelity® International Value Factor ETF
July 31, 2025
IVE-NPRT3-0925
1.9885311.107
Common Stocks - 99.6%
	Shares	Value ($)
AUSTRALIA - 6.7%
Consumer Discretionary - 1.0%
Broadline Retail - 1.0%
Wesfarmers Ltd	42,431	2,342,621
Financials - 2.3%
Banks - 0.8%
ANZ Group Holdings Ltd	100,097	1,979,826
Capital Markets - 0.8%
Macquarie Group Ltd	12,779	1,788,550
Insurance - 0.7%
QBE Insurance Group Ltd	119,172	1,780,110
TOTAL FINANCIALS		5,548,486

Industrials - 0.4%
Commercial Services & Supplies - 0.4%
Brambles Ltd	55,606	856,024
Materials - 3.0%
Metals & Mining - 3.0%
BHP Group Ltd	101,292	2,559,762
Glencore PLC	525,356	2,118,713
Rio Tinto PLC	41,096	2,449,201
		7,127,676
TOTAL AUSTRALIA		15,874,807
CANADA - 11.2%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
Rogers Communications Inc Class B	29,828	998,474
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Canadian Natural Resources Ltd	67,598	2,144,478
Suncor Energy Inc	49,774	1,967,487
		4,111,965
Financials - 4.1%
Banks - 2.3%
Bank of Nova Scotia/The	41,601	2,319,642
Toronto Dominion Bank	43,368	3,165,671
		5,485,313
Insurance - 1.8%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	1,259	2,231,751
Manulife Financial Corp	66,725	2,069,003
		4,300,754
TOTAL FINANCIALS		9,786,067

Industrials - 1.7%
Passenger Airlines - 0.7%
Air Canada (b)	123,637	1,725,937
Trading Companies & Distributors - 1.0%
Finning International Inc	54,554	2,382,533
TOTAL INDUSTRIALS		4,108,470

Information Technology - 1.3%
IT Services - 0.6%
CGI Inc Class A	14,725	1,422,708
Software - 0.7%
Open Text Corp	52,593	1,551,295
TOTAL INFORMATION TECHNOLOGY		2,974,003

Materials - 1.5%
Metals & Mining - 1.5%
Barrick Mining Corp	165,713	3,505,917
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
FirstService Corp Subordinate Voting Shares	802	158,433
Utilities - 0.4%
Electric Utilities - 0.4%
Fortis Inc/Canada	17,564	861,335
TOTAL CANADA		26,504,664
CHINA - 1.4%
Consumer Staples - 0.6%
Food Products - 0.6%
Wilmar International Ltd	617,900	1,405,021
Financials - 0.8%
Banks - 0.8%
BOC Hong Kong Holdings Ltd	399,500	1,796,478
TOTAL CHINA		3,201,499
DENMARK - 1.8%
Health Care - 0.9%
Pharmaceuticals - 0.9%
Novo Nordisk A/S Series B	41,912	2,021,722
Industrials - 0.9%
Marine Transportation - 0.9%
AP Moller - Maersk A/S Series B	1,124	2,240,294
TOTAL DENMARK		4,262,016
FRANCE - 8.4%
Consumer Discretionary - 1.0%
Textiles, Apparel & Luxury Goods - 1.0%
LVMH Moet Hennessy Louis Vuitton SE	4,457	2,409,580
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.6%
Carrefour SA	91,291	1,313,403
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
TotalEnergies SE	30,172	1,796,426
Financials - 2.3%
Banks - 2.3%
BNP Paribas SA	27,910	2,557,468
Societe Generale SA Series A	44,941	2,878,427
		5,435,895
Industrials - 2.8%
Construction & Engineering - 2.1%
Bouygues SA	51,757	2,141,471
Vinci SA	19,953	2,777,004
		4,918,475
Professional Services - 0.7%
Teleperformance SE	17,543	1,721,158
TOTAL INDUSTRIALS		6,639,633

Information Technology - 0.2%
IT Services - 0.2%
Capgemini SE	4,309	645,581
Real Estate - 0.7%
Retail REITs - 0.7%
Klepierre SA	44,682	1,716,285
TOTAL FRANCE		19,956,803
GERMANY - 11.3%
Communication Services - 1.2%
Diversified Telecommunication Services - 1.2%
Deutsche Telekom AG	75,462	2,718,929
Consumer Discretionary - 2.1%
Automobiles - 1.5%
Bayerische Motoren Werke AG	19,722	1,893,408
Mercedes-Benz Group AG	29,899	1,714,467
		3,607,875
Hotels, Restaurants & Leisure - 0.6%
TUI AG (b)	157,998	1,439,459
TOTAL CONSUMER DISCRETIONARY		5,047,334

Financials - 2.5%
Capital Markets - 1.2%
Deutsche Bank AG	84,867	2,815,444
Insurance - 1.3%
Allianz SE	7,769	3,087,306
TOTAL FINANCIALS		5,902,750

Health Care - 0.4%
Health Care Providers & Services - 0.4%
Fresenius SE & Co KGaA	25,590	1,229,553
Industrials - 1.8%
Industrial Conglomerates - 1.3%
Siemens AG	11,899	3,062,914
Passenger Airlines - 0.5%
Deutsche Lufthansa AG	137,996	1,191,524
TOTAL INDUSTRIALS		4,254,438

Information Technology - 2.0%
Semiconductors & Semiconductor Equipment - 0.5%
Infineon Technologies AG	27,081	1,073,531
Software - 1.5%
SAP SE	12,361	3,548,264
TOTAL INFORMATION TECHNOLOGY		4,621,795

Utilities - 1.3%
Independent Power and Renewable Electricity Producers - 1.3%
RWE AG	73,835	3,034,677
TOTAL GERMANY		26,809,476
HONG KONG - 2.5%
Financials - 2.1%
Insurance - 2.1%
AIA Group Ltd	286,400	2,677,932
Prudential PLC	174,197	2,221,786
		4,899,718
Real Estate - 0.4%
Retail REITs - 0.4%
Link REIT	181,255	1,013,642
TOTAL HONG KONG		5,913,360
ISRAEL - 0.2%
Information Technology - 0.2%
Software - 0.2%
Nice Ltd (b)	3,564	560,138
ITALY - 1.8%
Financials - 1.8%
Banks - 1.8%
UniCredit SpA	57,254	4,235,208
JAPAN - 22.4%
Communication Services - 1.4%
Diversified Telecommunication Services - 0.7%
NTT Inc	1,546,400	1,569,057
Wireless Telecommunication Services - 0.7%
KDDI Corp	100,600	1,661,459
TOTAL COMMUNICATION SERVICES		3,230,516

Consumer Discretionary - 3.8%
Automobiles - 1.7%
Honda Motor Co Ltd	216,100	2,252,971
Subaru Corp	100,500	1,856,140
		4,109,111
Household Durables - 2.1%
Panasonic Holdings Corp	166,900	1,597,525
Sony Group Corp	135,500	3,315,134
		4,912,659
TOTAL CONSUMER DISCRETIONARY		9,021,770

Consumer Staples - 1.1%
Tobacco - 1.1%
Japan Tobacco Inc	92,500	2,654,008
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Inpex Corp	75,200	1,073,072
Financials - 3.3%
Capital Markets - 2.3%
Daiwa Securities Group Inc	329,100	2,311,430
SBI Holdings Inc	80,300	3,021,088
		5,332,518
Insurance - 1.0%
Ms&Ad Insurance Group Holdings Inc	117,900	2,541,397
TOTAL FINANCIALS		7,873,915

Health Care - 1.5%
Health Care Providers & Services - 0.8%
Medipal Holdings Corp	108,300	1,806,260
Pharmaceuticals - 0.7%
Ono Pharmaceutical Co Ltd	158,800	1,783,789
TOTAL HEALTH CARE		3,590,049

Industrials - 5.9%
Trading Companies & Distributors - 5.9%
Marubeni Corp	140,400	2,904,184
Mitsubishi Corp	155,500	3,087,373
Mitsui & Co Ltd	127,400	2,624,273
Sumitomo Corp	94,400	2,421,237
Toyota Tsusho Corp	118,100	2,723,845
		13,760,912
Information Technology - 2.9%
IT Services - 1.1%
NEC Corp	91,300	2,668,718
Semiconductors & Semiconductor Equipment - 1.8%
Renesas Electronics Corp	130,300	1,615,600
Tokyo Electron Ltd	13,800	2,506,090
		4,121,690
TOTAL INFORMATION TECHNOLOGY		6,790,408

Materials - 0.8%
Metals & Mining - 0.8%
Nippon Steel Corp	95,200	1,846,815
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Daiwa House Industry Co Ltd	48,000	1,596,013
Utilities - 0.5%
Electric Utilities - 0.5%
Kansai Electric Power Co Inc/The	103,100	1,247,860
TOTAL JAPAN		52,685,338
LUXEMBOURG - 1.0%
Materials - 1.0%
Metals & Mining - 1.0%
ArcelorMittal SA	77,281	2,434,198
NETHERLANDS - 2.2%
Industrials - 0.8%
Professional Services - 0.8%
Randstad NV	37,974	1,818,498
Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
ASML Holding NV	4,829	3,388,623
TOTAL NETHERLANDS		5,207,121
SPAIN - 2.5%
Financials - 2.5%
Banks - 2.5%
Banco Bilbao Vizcaya Argentaria SA	164,961	2,764,122
Banco Santander SA	375,491	3,238,733

TOTAL SPAIN		6,002,855
SWEDEN - 2.8%
Consumer Staples - 0.6%
Household Products - 0.6%
Essity AB B Shares	55,067	1,362,597
Financials - 0.9%
Financial Services - 0.9%
Investor AB B Shares	74,970	2,185,390
Industrials - 1.3%
Machinery - 1.3%
Volvo AB B Shares	102,457	2,951,998
TOTAL SWEDEN		6,499,985
SWITZERLAND - 2.0%
Financials - 1.0%
Capital Markets - 1.0%
UBS Group AG	62,975	2,360,642
Industrials - 1.0%
Electrical Equipment - 1.0%
ABB Ltd	35,661	2,350,319
TOTAL SWITZERLAND		4,710,961
UNITED KINGDOM - 12.2%
Communication Services - 0.8%
Wireless Telecommunication Services - 0.8%
Vodafone Group PLC	1,839,753	1,996,889
Consumer Discretionary - 0.9%
Specialty Retail - 0.9%
Kingfisher PLC	594,044	2,126,477
Consumer Staples - 2.4%
Food Products - 1.0%
Associated British Foods PLC	78,862	2,293,877
Tobacco - 1.4%
British American Tobacco PLC	63,516	3,395,778
TOTAL CONSUMER STAPLES		5,689,655

Financials - 2.7%
Banks - 2.7%
Barclays PLC	475,016	2,334,038
HSBC Holdings PLC	303,608	3,707,623
		6,041,661
Health Care - 1.4%
Pharmaceuticals - 1.4%
Astrazeneca PLC	21,997	3,296,386
Industrials - 2.9%
Aerospace & Defense - 1.6%
BAE Systems PLC	152,997	3,652,533
Industrial Conglomerates - 0.5%
CK Hutchison Holdings Ltd	163,500	1,070,561
Passenger Airlines - 0.8%
easyJet PLC	297,790	1,945,575
TOTAL INDUSTRIALS		6,668,669

Utilities - 1.1%
Multi-Utilities - 1.1%
Centrica PLC	1,229,071	2,677,204
TOTAL UNITED KINGDOM		28,496,941
UNITED STATES - 9.2%
Consumer Discretionary - 0.5%
Automobiles - 0.5%
Stellantis NV (Italy)	121,782	1,082,050
Consumer Staples - 1.5%
Food Products - 1.5%
Nestle SA	41,592	3,641,637
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
BP PLC	246,802	1,321,935
Shell PLC	77,085	2,765,503
		4,087,438
Financials - 0.7%
Insurance - 0.7%
Swiss Re AG	9,165	1,650,614
Health Care - 4.8%
Biotechnology - 0.6%
CSL Ltd	8,623	1,504,015
Health Care Equipment & Supplies - 0.4%
Alcon AG	9,786	865,502
Pharmaceuticals - 3.8%
GSK PLC	87,285	1,637,911
Novartis AG	24,358	2,825,294
Roche Holding AG	8,932	2,827,926
Sanofi SA	19,078	1,721,529
		9,012,660
TOTAL HEALTH CARE		11,382,177

TOTAL UNITED STATES		21,843,916
TOTAL COMMON STOCKS (Cost $213,072,878)		235,199,286

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (e) (Cost $46,890)	4.25	47,000	46,888

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $253,837)	4.33	253,786	253,837

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $213,373,605)	235,500,011
NET OTHER ASSETS (LIABILITIES) - 0.3% (c)	806,891
NET ASSETS - 100.0%	236,306,902

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	8	Sep 2025	1,045,360	(12,124)	(12,124)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Includes $49,292 of cash collateral to cover margin requirements for futures contracts.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $46,888.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	19,948	7,366,536	7,132,647	5,657	-	-	253,837	253,786	0.0%
Fidelity Securities Lending Cash Central Fund	-	4,714,913	4,714,913	1,893	-	-	-	-	0.0%
Total	19,948	12,081,449	11,847,560	7,550	-	-	253,837

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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